Property, plant and equipment - Schedule of Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Beginning of period	$ 83,712
End of period	111,696	$ 83,712
Gross Carrying Amount
Property, plant and equipment
Beginning of period	93,241	25,713
Acquisition of Tintic	13,054
Additions	29,409	58,153
Disposals	(1,351)	(166)
Write-off	(5,455)	(4,293)
Other adjustments	(896)	2,506
Transfers		11,221
Currency translation adjustments	3,907	107
End of period	131,909	93,241
Accumulated Depreciation, Amortisation and Impairment
Property, plant and equipment
Beginning of period	(9,529)	(4,515)
Depreciation	12,869	6,754
Disposals	192
Write-off	(2,687)	(4,236)
Other adjustments		2,496
Currency translation adjustments	694
End of period	(20,213)	(9,529)
Land and Buildings
Property, plant and equipment
End of period	23,512
Land and Buildings | Gross Carrying Amount
Property, plant and equipment
Beginning of period	18,859
Acquisition of Tintic	7,594
Additions	2,265
Write-off	(210)
Other adjustments	(896)
Currency translation adjustments	368
End of period	27,980	18,859
Land and Buildings | Accumulated Depreciation, Amortisation and Impairment
Property, plant and equipment
Beginning of period	(2,385)
Depreciation	2,108
Currency translation adjustments	(25)
End of period	(4,468)	(2,385)
Machinery and Equipment
Property, plant and equipment
End of period	64,463
Machinery and Equipment | Gross Carrying Amount
Property, plant and equipment
Beginning of period	50,133
Acquisition of Tintic	5,460
Additions	22,675
Disposals	(1,351)
Write-off	(5,211)
Transfers	5,945
Currency translation adjustments	2,557
End of period	80,208	50,133
Machinery and Equipment | Accumulated Depreciation, Amortisation and Impairment
Property, plant and equipment
Beginning of period	(7,144)
Depreciation	10,761
Disposals	192
Write-off	(2,687)
Currency translation adjustments	719
End of period	(15,745)	(7,144)
Construction-in-progress
Property, plant and equipment
End of period	23,721
Construction-in-progress | Gross Carrying Amount
Property, plant and equipment
Beginning of period	24,249
Additions	4,469
Write-off	(34)
Transfers	(5,945)
Currency translation adjustments	982
End of period	$ 23,721	$ 24,249